Shareholders’ Equity (Details) - Schedule of Non-Controlling Interest - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of non-controlling interest [Abstract]
Total	$ 8,143,570	$ 13,452,895
GMB (Beijing) [Member]
Schedule of non-controlling interest [Abstract]
Total	3,187	4,313
GMB Culture [Member]
Schedule of non-controlling interest [Abstract]
Total	1,491	2,997
Jiagui Haifeng [Member]
Schedule of non-controlling interest [Abstract]
Total		(710)
Sunrise Tech [Member]
Schedule of non-controlling interest [Abstract]
Total	(13,184)
GMB Consulting [Member]
Schedule of non-controlling interest [Abstract]
Total	13,043	13,270
Shidong Cloud [Member]
Schedule of non-controlling interest [Abstract]
Total	38,463	42,389
Sunrise Guxian [Member]
Schedule of non-controlling interest [Abstract]
Total	(83,832)	(39,323)
GMB Technology [Member]
Schedule of non-controlling interest [Abstract]
Total	(189,364)	(186,539)
Sunrise Guizhou [Member]
Schedule of non-controlling interest [Abstract]
Total	$ 8,373,766	$ 13,616,498